Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Employee Benefits Charged to Operating Expenses
Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, as indicated.

(in thousands)	2023	2022	2021
Payroll taxes	$1,585	$1,443	$1,403
Medical plans	1,841	1,771	1,860
401(k) match and profit sharing	1,167	1,574	1,829
Periodic pension cost	1,061	1,608	1,796
Other	44	50	52
Total employee benefits	$5,698	$6,446	$6,940

Schedule of Obligations and Funded Status
Obligations and Funded Status at December 31, 2023 and 2022

(in thousands)	2023	2022
Change in projected benefit obligation:
Balance, January 1	$29,131	$38,661
Service cost	946	1,491
Interest cost	1,428	1,174
Actuarial loss (gain)	49	(11,301)
Benefits paid	(931)	(894)
Balance, December 31,	$30,623	$29,131
Change in plan assets:
Fair value, January 1	$30,932	$37,416
Actual return on plan assets	6,350	(6,475)
Employer contribution	—	1,000
Expenses paid	(109)	(115)
Benefits paid	(931)	(894)
Fair value, December 31,	$36,242	$30,932
Funded status at end of year	$5,619	$1,801
Accumulated benefit obligation	$25,897	$24,265

Amounts recognized in the statement of financial position consist of the following:
(in thousands)	2023	2022
Non-current assets	$5,619	$1,801
Current liabilities	—	—
Non-current liabilities	—	—
Net asset (liability) at end of year	$5,619	$1,801

Schedule of Components of Net Pension Cost
The following items are components of net pension cost for the years ended December 31, as indicated:

(in thousands)	2023	2022	2021
Service cost - benefits earned during the year	$946	$1,491	$1,692
Interest costs on projected benefit obligations (a)	1,428	1,174	1,072
Expected return on plan assets (a)	(2,178)	(2,282)	(1,843)
Expected administrative expenses (a)	115	118	104
Amortization of prior service cost (a)	—	—	—
Amortization of unrecognized net (gain) loss (a)	(640)	—	367
Net periodic pension cost	$(329)	$501	$1,392

(a)	The components of net periodic pension cost other than the service cost component are included in other non-interest expense.

Schedule of Accumulated Other Comprehensive Loss
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) at December 31, 2023 and 2022 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(in thousands)	2023	2022
Net accumulated actuarial net gain	$9,745	$6,256
Accumulated other comprehensive gain	9,745	6,256
Net periodic benefit cost in excess of cumulative employer contributions	(4,126)	(4,455)
Net amount recognized at December 31, balance sheet	$5,619	$1,801
Net actuarial gain arising during period	$4,129	$2,547
Amortization of net actuarial gain	(640)	—
Total recognized in other comprehensive income (loss)	$3,489	$2,547
Total recognized in net periodic pension cost and other comprehensive income (loss)	$(3,818)	$(2,046)

Schedule of Assumptions Utilized
Assumptions utilized to determine benefit obligations as of December 31, 2023, 2022, and 2021 and to determine pension expense for the years then ended are as follows:

	2023	2022	2021
Determination of benefit obligation at year end:
Discount rate	4.95%	5.10%	3.10%
Annual rate of compensation increase	4.50%	4.50%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost	5.10%	3.10%	2.80%
Annual rate of compensation increase	4.50%	4.50%	4.50%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%

Schedule of Annual Returns on Plan Assets	During the past five years, the Company's plan assets have experienced the following annual returns:

(in thousands)	2023	2022	2021	2020	2019
Plan Assets:
Actual rate of return	21.1%	(17.0)%	22.1%	19.7%	25.8%

Schedule of Fair Value of Pension Plan Assets
The fair value of the Company's pension plan assets at December 31, 2023 and 2022 by asset category was as follows:

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2023
Cash equivalents	$1,521	$1,521	$—	$—
U.S government agency obligations	2,587	—	2,587	—
Mutual funds	32,134	32,134	—	—
Total	$36,242	$33,655	$2,587	$—
December 31, 2022
Cash equivalents	$1,772	$1,772	$—	$—
U.S government agency obligations	491	—	491	—
Equity securities	1,518	1,518	—	—
Mutual funds	27,151	27,151	—	—
Total	$30,932	$30,441	$491	$—

Schedule of Future Benefit Payments	The following future benefit payments are expected to be paid:

Year	Pension benefits
(in thousands)
2024	$1,061
2025	1,109
2026	1,194
2027	1,335
2028	1,460
2028 to 2032	9,450